Income Tax - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ (209)	$ (258)	$ (722)	$ (517)
Deferred	0	0	0	226
Income tax expense	$ (209)	$ (258)	$ (722)	$ (291)